Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001878313
Entity Registrant Name	MAIA Biotechnology, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-1495913
Entity Primary SIC Number	2834
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address Address Line1	444 West Lake Street
Entity Address Address Line2	Suite 1700
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60606
City Area Code	312
Local Phone Number	416-8592
Business Contact
Document Information [Line Items]
Contact Personnel Name	Vlad Vitoc
Entity Address Address Line1	444 West Lake Street
Entity Address Address Line2	Suite 1700
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60606
City Area Code	312
Local Phone Number	416-8592